Unaudited Condensed Consolidated Interim Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 4,085		$ 2,627		$ 6,898
Current assets of consolidated variable interest entities
Cash and cash equivalents	751		1,270
Other current assets	137		102
Short term deposits and restricted cash	365		50		0
Marketable securities	2,175		250		0
Inventories	4,738		0
Note receivable - related party			4,500		1,000
Due from related parties			1,641		0
Accounts receivable	3,576		506		0
Other current assets	2,890		224		107
Loan granted	2,525		2,385		0
Current assets from discontinued operations (Note 3)			0		1,089
Total Current assets	21,242		13,555		9,094
Non-Current Assets
Non-Current assets of consolidated variable interest entities					0
Non-Current Assets
Operating right of use assets	4,189		823		0
Non-Current assets of consolidated variable interest entities
Cash and securities held in trust account	175,889		172,779		0
Non-Current assets from discontinued operations (Note 3)			0		15
Other non-current assets	0		36		0
Investment under the fair value option	2,454		0
Property and equipment, net	575		101		0
Goodwill	99,047		7,688		0
Other intangible assets	12,196		7,388		0
Intangible assets	0		16		0
Deferred taxes	318		0
Funds in respect of employee rights upon termination	90		0
Total Non-Current assets	294,758		188,831		15
Total Assets	316,000		202,386		9,109
Current Liabilities
Short term loan	4,506		12		0
Accounts payable	4,035		124		70
Operating lease liability, current portion	1,362		504		0
Convertible notes payable, net (Note 9)			0		706
Note payable, net			0		64
Promissory note – related party	2,061		0
Due to related parties	181		255		42
Other current liabilities	6,059		3,117		1,167
Other current liabilities of consolidated variable interest entities	255		104
Loans payable - former related parties, current maturities	750		842		619
Stock purchase warrant liabilities	124,387		24,521		164,771
Deferred considerations	9,592		14,067		0
Derivative liability			0		848
Current liabilities from discontinued operations (Note 3)			0		3,163
Total current liabilities	153,188		43,546		171,450
Non-Current liabilities
Non-current operating lease liabilities	2,685		143		0
Loan payable - former related parties, net of current maturities	3,285		850		992
Liability in respect of employee rights upon termination	114		0
Deferred tax liability	498		647		0
Non-current liabilities from discontinued operations (Note 3)			0		17
Total Non-Current liabilities	6,582		1,640		1,009
Total Liabilities	159,770		45,186		172,459
Noncontrolling interests Subject to Possible Redemption	175,889		172,779		0
Stockholders’ Deficit
Preferred stock value	0	[1]	0	[1]	0
Common stock value	10		2		0
Additional paid-in capital	207,104		102,737		37,760
Accumulated other comprehensive loss	(276)		0		(34)
Accumulated deficit	(232,162)		(122,527)		(201,076)
Total Company’s stockholders’ deficit	(25,324)		(19,788)		(163,350)
Non-controlling interest	5,665		4,209		0
Total stockholders’ deficit	(19,659)		(15,579)		(163,350)
Total liabilities and stockholders’ deficit	316,000		202,386		$ 9,109
Related Party
Current assets of consolidated variable interest entities
Note receivable - related party	0		4,500
Due from related parties	$ 0		$ 1,641

[1]	Less than $1 thousand.